Note 5 - Long-term Debt (Details Textual) $ in Thousands	Aug. 16, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Line of Credit [Member] | Revolving Credit Facility [Member]
Long-term Debt, Gross		$ 22,500	$ 0
Line of Credit [Member] | Revolving Credit Facility [Member] | PNC Bank, National Association [Member]
Debt Instrument, Covenant, Minimum Excess Borrowing Availability for Five Consecutive Business Days	$ 6,250
Debt Instrument, Covenant, Minimum Excess Borrowing Availability on Any Given Business Day	5,000
Line of Credit Facility, Maximum Borrowing Capacity	50,000
Debt Instrument, Covenant, Maximum Borrowing Base Percentage of Net Orderly Liquidation Value, Multi-client Data Library	$ 28,500
Long-term Line of Credit, Total		22,500
Line of Credit Facility, Remaining Borrowing Capacity		7,400
Debt Instrument, Covenant, Minimum Fixed Cover Charge Ratio	1.1
Line of Credit [Member] | Revolving Credit Facility [Member] | PNC Bank, National Association [Member] | Subsidiary Borrowers [Member]
Debt Instrument, Percentage of Ownership Interest in Subsidiaries Subject to First Priority Security Interest	100.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | PNC Bank, National Association [Member] | ION International Holdings L.P. [Member]
Debt Instrument, Percentage of Ownership Interest in Subsidiaries Subject to First Priority Security Interest	65.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | PNC Bank, National Association [Member] | GX Geoscience Corporation, S. De R.L. De C.V. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		5,000
Debt Instrument, Covenant, Borrowing Base, Maximum Eligible Billed Receivables	$ 5,000
Line of Credit [Member] | Revolving Credit Facility [Member] | PNC Bank, National Association [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | PNC Bank, National Association [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	4.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | PNC Bank, National Association [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%
Line of Credit [Member] | Revolving Credit Facility [Member] | PNC Bank, National Association [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	3.00%
Second Lien Notes [Member] | Senior Notes [Member]
Long-term Debt, Gross		$ 120,569	$ 120,569
Debt Instrument, Interest Rate, Stated Percentage		9.125%
Debt Instrument, Percent of Note Holders Supprting Restructuring		92.00%